INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Current and Deferred Income Tax Expense (Benefit)
The components of current and deferred income tax credit (expense) reflected in the Consolidated Statements of Operations are as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
(Loss) income before income taxes and equity in losses of unconsolidated investees
Domestic	$(384,890)	$(307,284)	$(271,940)
Foreign	111,364	81,401	32,877
	$(273,526)	$(225,883)	$(239,063)

Benefits from (provision for) income taxes:
Current tax (expense) benefits
Domestic	$(463)	$134	$(375)
Foreign	3,525	(23,727)	5,759
	3,062	(23,593)	5,384

Deferred tax (expense) benefit
Domestic	16	—	—
Foreign	(2,452)	(8,598)	(5,587)
	(2,436)	(8,598)	(5,587)

Benefits from (provision for) income taxes	$626	$(32,191)	$(203)

Schedule of Effective Income Tax Rate Reconciliation
The benefits from (provision for) income taxes differs from the amounts obtained by applying the statutory Singapore tax rate of 17% to income before taxes as shown below:

	Fiscal Year
(In thousands)	2023	2022	2021
Statutory rate	17%	17%	17%
Tax benefit at statutory rate	$46,500	$38,400	$40,641
Foreign tax rate differential	(41,357)	(45,985)	(37,390)
Change in valuation allowance	(10,746)	(30,595)	(12,510)
Unrecognized tax benefits	1,332	3,455	7,797
Tax credits carryforward	2,797	—	—
Other	2,100	2,534	1,259
Benefits from (provision for) income taxes	$626	$(32,191)	$(203)

Schedule of Deferred Tax Assets and Liabilities
Long-term deferred tax assets and liabilities are presented in the Consolidated Balance Sheets as follows:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Deferred tax assets:
Net operating loss carryforwards	$64,596	$49,183
Tax credits carryforward	2,559	—
Reserves and accruals	17,380	17,643
Lease liabilities	4,724	4,023
Fixed assets	1,538	—
Others	1,744	—
Total deferred tax assets	92,541	70,849
Valuation allowance	(71,827)	(60,501)
Total deferred tax assets, net of valuation allowance	20,714	10,348
Deferred tax liabilities:
Intangible assets and accruals	(585)	—
Reserves and accruals	(20,891)	(2,970)
Right-of-use assets	(4,295)	(3,802)
Fixed asset	(1,581)	(7,715)
Other	(363)	(426)
Total deferred tax liabilities	(27,715)	(14,913)
Net deferred tax liabilities	$(7,001)	$(4,565)

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits during fiscal years 2023, 2022, and 2021 is as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
Balance at beginning of period	$33,861	$34,695	$39,506
Additions for tax positions related to the current year	(10,971)	10,971	1,186
Reduction of tax position relating to settlement with taxing authorities	—	(2,252)	(2,554)
Reductions for tax positions from prior years/statute of limitations expirations	(1,498)	(9,249)	(3,174)
Foreign exchange loss (gain)	249	(304)	(269)
Balance at end of period	$21,641	$33,861	$34,695